Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($M)(7)	Revenue ($M)(8)

					Total Company Shareholder Return ($)(5)	Peer Group Total Shareholder Return ($)(6)

2025	2,166,622	-42,424,294	9,532,069	9,530,364	125.28	258.44	508.4	2,518
2024	1,706,505	-16,215,315	7,182,866	7,498,844	135.38	200.98	452.3	2,545
2023	1,539,577	19,457,888	2,515,311	1,165,036	132.85	147.39	453.6	2,541
2022	1,146,000	-22,783,000	3,473,372	528,487	100.86	88.54	553.2	2,357
2021	1,515,269	25,163,611	2,832,378	1,261,953	110.59	137.86	335.8	2,149

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Houston, our Chief Executive Officer (“PEO”), for each corresponding year in the “Total” column of the applicable “Summary Compensation Table.” Refer to “Executive Compensation – Summary Compensation Table.”
(3)    The dollar amounts reported in column (d) represent the average of the amounts reported for the company’s named executive officers (“NEOs”) as a group (excluding Mr. Houston) in the “Total” column of the “Summary Compensation Table” in each applicable year. The names of each of the NEOs (excluding Mr. Houston) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025, Ross Tennenbaum, Tim Regan, William Yoon, Ali Dasdan, and Ashraf Alkarmi; (ii) for 2024, Tim Regan, Bart Volkmer, and Eric Cox; (iii) for 2023, Timothy Young, Tim Regan, Bart Volkmer, and Eric Cox; (iv) for 2022, Timothy Young, Tim Regan and Bart Volkmer; and (v) for 2021, Timothy Young, Tim Regan, Bart Volkmer, and Olivia Nottebohm.

Peer Group Issuers, Footnote	(6) The peer group used for this purpose is the following published industry index: Nasdaq Computer Index.
PEO Total Compensation Amount	$ 2,166,622	$ 1,706,505	$ 1,539,577	$ 1,146,000	$ 1,515,269
PEO Actually Paid Compensation Amount	$ (42,424,294)	(16,215,315)	19,457,888	(22,783,000)	25,163,611
Adjustment To PEO Compensation, Footnote
(2)    The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Houston, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Houston during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Houston’s total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)

2025	2,166,622	0	-44,590,916	-42,424,294
2024	1,706,505	0	-17,921,820	-16,215,315
2023	1,539,577	0	17,918,311	19,457,888
2022	1,146,000	0	-23,929,000	-22,783,000
2021	1,515,269	0	23,648,342	25,163,611
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the “Summary Compensation Table” for the applicable year.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Fair values were computed as of the end of the respective fiscal year, other than with regards to fair values of awards that vest in each covered year, which are valued as of the applicable vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)

2025	0	-44,590,916	0	0	0	0	-44,590,916
2024	0	-17,921,820	0	0	0	0	-17,921,820
2023	0	17,918,311	0	0	0	0	17,918,311
2022	0	-23,929,000	0	0	0	0	-23,929,000
2021	0	8,238,085	0	15,410,257	0	0	23,648,342

Non-PEO NEO Average Total Compensation Amount	$ 9,532,069	7,182,866	2,515,311	3,473,372	2,832,378
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,530,364	7,498,844	1,165,036	528,487	1,261,953
Adjustment to Non-PEO NEO Compensation Footnote
(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Houston), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Houston) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Houston) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards($)	Average Equity Award Adjustments ($)(a)	Average Compensation Actually Paid to Non- PEO NEOs ($)

2025	9,532,069	8,631,309	8,629,604	9,530,364
2024	7,182,866	6,566,199	6,882,177	7,498,844
2023	2,515,311	2,049,960	699,685	1,165,036
2022	3,473,372	2,607,061	-337,824	528,487
2021	2,832,378	1,946,253	375,828	1,261,953
(a)The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	(a)	(b)	(c)	(d)	(e)	(f)	Total Average Equity Award Adjustments ($)(a)

	Average Year End Fair Value of Equity Awards ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)

2025	6,809,226	-107,298	1,918,157	9,520	0	0	8,629,604
2024	5,703,394	62,853	1,382,982	-267,053	0	0	6,882,177
2023	2,271,117	586,030	460,877	299,187	-2,917,528	0	699,685
2022	2,038,975	-2,637,402	479,292	-218,688	0	0	-337,824
2021	1,455,584	1,400,515	385,547	648,906	3,514,724	0	375,828
(a)The total average equity award adjustment is calculated by adding the values in columns (a), (b), (c), (d), and (f) less (e). Due to rounding, the total average equity award may not equal the total obtained by adding and subtracting the applicable columns.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Cumulative TSR
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston decreased between 2021 and 2022, increased between 2022 and 2023, and then decreased again in 2024 and 2025. The average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Houston) decreased between 2021 and 2022 and increased between 2022 and 2025. During that five-year period, total shareholder return has been positive. The variance in compensation actually paid over the five-year period is because a significant portion of compensation actually paid is comprised of equity awards, and in the case of Mr. Houston, vesting of equity awards is contingent upon achieving stock price targets as described in more detail in the section titled “Executive Compensation—Compensation Discussion and Analysis”.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston decreased between 2021 and 2022, increased between 2022 and 2023, and then decreased again in 2024 and 2025. Meanwhile, the company's net income stabilized at a strong position over the same period. The average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Houston) decreased between 2021 and 2022 and increased between 2022 and 2025, while the company's net income stabilized at a strong position over the same period. We do not use net income as a performance measure in our short or long-term incentive programs and as further discussed in the section titled “Executive Compensation—Compensation Discussion and Analysis”, a majority of the total compensation for the company’s NEOs is in the form of equity and therefore tied to stock price performance.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Revenue
As demonstrated by the following graph, the amount of compensation actually paid to Mr. Houston decreased between 2021 and 2022, increased between 2022 and 2023, and decreased again in 2024 and 2025. Meanwhile, the company's revenue increased between 2021 and 2024, before declining slightly in 2025. The average amount of compensation actually paid to the company’s NEOs as a group (excluding Mr. Houston) decreased between 2021 and 2022 and increased between 2022 and 2025. Over the same period, the company’s revenue increased from 2021 through 2024, followed by a slight decline in 2025. The company has determined that revenue is the financial performance measure that, in the company’s assessment, represents the most important financial measure used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance. As further discussed above in the section titled “Executive Compensation—Compensation Discussion and Analysis”, revenue represents two-thirds of the corporate multiplier of the short-term incentive plan.

Total Shareholder Return Vs Peer Group
Cumulative TSR of the Company and Cumulative TSR of the Peer Group
As demonstrated by the following graph, the company’s cumulative TSR over the five-year period presented in the table grew by 25%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Computer Index, was 158% over the five years presented in the graph. For more information regarding the company’s performance and the companies that the talent and compensation committee considers when determining compensation, refer to the section titled “Executive Compensation—Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 125.28	135.38	132.85	100.86	110.59
Peer Group Total Shareholder Return Amount	258.44	200.98	147.39	88.54	137.86
Net Income (Loss)	$ 508,400,000	$ 452,300,000	$ 453,600,000	$ 553,200,000	$ 335,800,000
Company Selected Measure Amount	2,518,000,000	2,545,000,000	2,541,000,000	2,357,000,000	2,149,000,000
PEO Name	Mr. Houston
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated as the difference between the company’s share price at the end and the beginning of the measurement period divided by the company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the company’s audited financial statements for the applicable year.Annual revenue was calculated to exclude the impact of foreign exchange from our annual revenue reflected in our audited financial statements for the applicable fiscal year by applying the prior year weighted average exchange rate to the applicable period’s results.
As described in more detail in the section titled “Executive Compensation—Compensation Discussion and Analysis,” the company’s executive compensation program reflects a variable pay-for-performance philosophy. While the company utilizes several performance measures to align executive compensation with company performance, not all of those company measures are presented in the “Pay Versus Performance” table. Moreover, the company generally seeks to incentivize long-term performance, and therefore does not specifically align the company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the company is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance” table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP operating margin
Measure:: 4
Pay vs Performance Disclosure
Name	Stock price
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,590,916)	(17,921,820)	17,918,311	(23,929,000)	23,648,342
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(44,590,916)	(17,921,820)	17,918,311	(23,929,000)	8,238,085
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	15,410,257
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,631,309)	(6,566,199)	(2,049,960)	(2,607,061)	(1,946,253)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,629,604	6,882,177	699,685	(337,824)	375,828
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,809,226	5,703,394	2,271,117	2,038,975	1,455,584
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,298)	62,853	586,030	(2,637,402)	1,400,515
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,918,157	1,382,982	460,877	479,292	385,547
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,520	(267,053)	299,187	(218,688)	648,906
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,917,528)	0	3,514,724
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0